DUNCAN-HURST


                                                                      aggressive
                                                                          growth
                                                                            fund

                                                                       large cap
                                                                       growth-20
                                                                            fund

                                                                   international
                                                                          growth
                                                                            fund

                                                                      technology
                                                                            fund



                                 ANNUAL REPORT
                              AS OF MARCH 31, 2000


                              www.duncan-hurst.com

                           DUNCAN-HURST MUTUAL FUNDS


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SHAREHOLDER LETTER .........................................................   1

Duncan-Hurst Aggressive Growth Fund
         Fund Objective & Strategy .........................................   2
         Market Review .....................................................   2
         Performance Graphs ................................................   3
         Schedule of Investments ...........................................   4

Duncan-Hurst Large Cap Growth-20 Fund
         Fund Objective & Strategy .........................................   6
         Market Review .....................................................   6
         Performance Graph .................................................   7
         Schedule of Investments ...........................................   9

Duncan-Hurst International Growth Fund
         Fund Objective & Strategy .........................................  10
         Market Review .....................................................  10
         Performance Graphs ................................................  11
         Schedule of Investments ...........................................  12

Duncan-Hurst Technology Fund
         Fund Objective & Strategy .........................................  16
         Market Review .....................................................  16
         Performance Graph .................................................  17
         Schedule of Investments ...........................................  18

STATEMENTS OF ASSETS AND LIABILITIES .......................................  20

STATEMENTS OF OPERATIONS ...................................................  22

STATEMENTS OF CHANGES IN NET ASSETS ........................................  24

FINANCIAL HIGHLIGHTS .......................................................  26

NOTES TO FINANCIAL STATEMENTS ..............................................  28

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS .........................  33

                           DUNCAN-HURST MUTUAL FUNDS


Dear Shareholder:

     I am pleased to present the first annual report for the Duncan-Hurst family of funds. The year 2000 marks several important events for Duncan-Hurst Capital Management.

     March 31, 2000 marked the one-year anniversary of both our Aggressive Growth Fund and our Large Cap Growth 20 Fund. This first anniversary was celebrated with the Aggressive Growth Fund and the Large Cap Growth 20 Fund achieving one-year performance results through March 31, 2000 of 124.00% and 93.10%, respectively. We also celebrated the ten-year anniversary of the firm with total assets under management of $5.9 billion, including mutual fund assets of $93 million. Since its inception over ten years ago, Duncan-Hurst has adhered to its mission of pursuing superior investment returns over the long term to clients by investing in the most dynamic growth areas of the economy.

     Since our last report, I am happy to report to our shareholders that we had a very successful six-month period ended March 31, 2000. The individual fund results, as well as a more detailed profile of each fund, are presented in this annual report. For any additional information on our funds, we invite you to visit our website at www.duncan-hurst.com or call 1-800-558-9105.

     Thank you for your investment in Duncan-Hurst Mutual Funds. We appreciate the opportunity to help you meet your investment goals.

     Sincerely,

     /s/ William H. Duncan, Jr.

     William H. "Beau" Duncan, Jr.
     Chairman

     Past performance is not a guarantee of future results. Total returns stated above were for the Class R Shares and were achieved during favorable conditions in the market for aggressive growth companies. Investors should not expect that such favorable returns can be consistently achieved. Investment returns and principal will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

DUNCAN-HURST AGGRESSIVE GROWTH FUND

WILLIAM H. "BEAU" DUNCAN, JR.
Portfolio Manager

FUND OBJECTIVE & STRATEGY

The Duncan-Hurst Aggressive Growth Fund seeks to provide long-term capital growth primarily through investment in stocks of medium-cap growth companies. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals. Though the process is primarily based upon this bottom-up process, a top-down analysis is conducted to identify outperforming and underperforming sectors.

MARKET REVIEW

Medium-cap growth stocks performed strongly over the last two quarters. The Fund's cumulative total return for the last six months and the one-year period ended March 31, 2000 were 91.45% and 124.00%, respectively.* The performance was driven by the Fund's overweight position in the technology sector, and in particular, the telecommunications and semiconductor areas. The industry groups that contributed the most to our performance were Internet-related, software and telecommunication equipment and services. The evolution of the Internet as a facilitator of business-to-business (B2B) commerce emerged as a powerful theme during the fourth quarter. After a strong fourth quarter and a strong February, the market corrected. The correction was broad, affecting all areas of the portfolio.

Looking forward, we still see many favorable macro trends. Inflation remains low, despite low unemployment. Although interest rates have been raised slightly again, there is no shortage of low cost capital for companies, so it appears that the "New Economy" stocks will continue to have plenty of opportunity to invest and grow at high rates. However, with valuations still near all time highs, we believe it is likely that some of the more predictable growth company stocks will outperform over the next quarter.

----------
* Total returns stated above are for the Class R Shares of the Fund and were achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                                    CLASS R

                Value of $10,000 vs Russell Midcap Growth Index

                          Average Annual Total Return
                          Period Ended March 31, 2000
                   Since Inception (3/31/99) ........ 124.00%

                             Duncan-Hurst Aggressive      Russell
                              Growth Fund Class R      Midcap Growth
                              -------------------      -------------
                 3/31/99            10,000                10,000
                 4/30/99            11,160                10,456
                 5/31/99            10,160                10,321
                 6/30/99            10,790                11,042
                 7/31/99            10,690                10,690
                 8/31/99            11,410                10,579
                 9/30/99            11,700                10,489
                10/31/99            13,440                11,300
                11/30/99            14,970                12,470
                12/31/99            20,280                14,629
                 1/31/00            20,120                14,627
                 2/29/00            27,800                17,701
                 3/31/00            22,400                17,719


                       DUNCAN-HURST AGGRESSIVE GROWTH FUND
                                     CLASS I

                Value of $10,000 vs Russell Midcap Growth Index

                            Cumulative Total Return
                          Period Ended March 31, 2000
                   Since Inception (10/19/99) ....... 94.80%

                            Duncan-Hurst Aggressive      Russell
                             Growth Fund Class I      Midcap Growth
                             -------------------      -------------
              10/19/99             10,000                10,000
              10/31/99             11,648                11,219
              11/30/99             12,975                12,381
              12/31/99             17,580                14,525
               1/31/00             17,502                14,522
               2/29/00             24,172                17,575
               3/31/00             19,480                17,593

Past performance is not predictive of future performance.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index is unmanaged and returns include reinvested dividends.

                      DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2000
--------------------------------------------------------------------------------

 Shares                                                               Value
 ------                                                               -----

          COMMON STOCKS: 97.5%

          APPLICATIONS SOFTWARE: 2.5%
 12,200   Peregrine Systems, Inc.* ...............................  $   818,162
    970   Quest Software, Inc.* ..................................      109,367
                                                                    -----------
                                                                        927,529
                                                                    -----------
          BUILDING AND CONSTRUCTION: 0.4%
  2,970   Dycom Industries, Inc.* ................................      144,787
                                                                    -----------
          CAPACITORS: 0.3%
  1,850   Kemet, Corp.* ..........................................      117,013
                                                                    -----------
          CELLULAR TELECOMMUNICATIONS: 1.6%
 15,770   Alamosa PCS Holdings, Inc.* ............................      595,317
                                                                    -----------
          CIRCUITS: 4.3%
  1,060   ANADIGICS, Inc.* .......................................       69,960
  5,950   Emulex Corp.* ..........................................      649,294
  8,485   Micrel, Inc.* ..........................................      814,560
  3,000   Viasystems Group, Inc.* ................................       46,500
                                                                    -----------
                                                                      1,580,314
                                                                    -----------
          COMMERCIAL SERVICES: 0.4%
  2,550   Quanta Services, Inc.* .................................      154,753
                                                                    -----------
          COMPUTER SOFTWARE: 10.4%
  5,040   Check Point Software Technologies Ltd.* ................      862,155
 18,760   Mercury Interactive Corp.* .............................    1,486,730
  3,270   Micromuse, Inc.* .......................................      453,917
 13,220   Symantec Corp.* ........................................      993,152
                                                                    -----------
                                                                      3,795,954
                                                                    -----------
          E-COMMERCE: 0.2%
  1,061   Ventro Corp.* ..........................................       60,079
                                                                    -----------
          ELECTRONIC COMPONENTS: 2.1%
 11,110   Flextronics International Ltd.* ........................      782,561
                                                                    -----------
          FIBER OPTICS: 6.3%
  3,190   E-Tek Dynamics, Inc.* ..................................      750,448
  7,320   SDL, Inc.* .............................................    1,558,245
                                                                    -----------
                                                                      2,308,693
                                                                    -----------
          GAS & ELECTRIC UTILITIES: 6.1%
 15,500   Calpine Corp.* .........................................  $ 1,457,000
 12,120   Montana Power Co. ......................................      775,680
                                                                    -----------
                                                                      2,232,680
                                                                    -----------
          INTERNET CONTENT: 0.4%
  3,200   Rare Medium Group, Inc.*                                      141,200
                                                                    -----------
          INTERNET SOFTWARE: 12.1%
    890   Ariba, Inc.* ...........................................      186,567
  9,770   BroadVision, Inc.* .....................................      438,428
  6,275   Clarent Corp.* .........................................      565,927
  8,735   Digex, Inc.* ...........................................      969,039
  6,234   Exodus Communications, Inc.* ...........................      875,877
    980   Internap Network Services Corp.* .......................       45,080
  2,680   Keynote Systems, Inc.* .................................      274,030
  7,210   Scient Corp.* ..........................................      653,857
  1,500   TIBCO Software, Inc.* ..................................      122,250
  2,740   Vitria Technology, Inc.* ...............................      276,226
                                                                    -----------
                                                                      4,407,281
                                                                    -----------
          MEDIA: 2.3%
  7,480   Univision Communications, Inc.* ........................      845,240
                                                                    -----------
          MOTION PICTURE & SERVICES: 2.6%
 10,930   Macrovision Corp.* .....................................      941,346
                                                                    -----------
          MEDICAL RESEARCH: 0.8%
    590   Affymetrix, Inc.* ......................................       87,578
    740   Celgene Corp.* .........................................       73,676
    970   Millennium Pharmaceuticals, Inc.* ......................      125,979
                                                                    -----------
                                                                        287,233
                                                                    -----------
          OILS & GAS PRODUCERS: 0.2%
  5,330   Ocean Energy, Inc.* ....................................       76,619
                                                                    -----------

          OIL & GAS SERVICES: 1.2%
  5,730 BJ Services Co.* .........................................      423,304
                                                                    -----------

          PHARMACEUTICAL: 4.6%
  5,700   Jones Pharma, Inc. .....................................      173,138
  8,690   MedImmune, Inc.* .......................................    1,513,146
                                                                    -----------
                                                                      1,686,284
                                                                    -----------

                      DUNCAN-HURST AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------

 Shares                                                               Value
 ------                                                               -----

          RETAIL: 1.2%
  4,920   Best Buy Co., Inc.* ....................................  $   423,120
                                                                    -----------
          SEMICONDUCTORS: 10.4%
 11,500   Applied Micro Circuits Corp.* ..........................    1,725,719
  9,890   GlobeSpan, Inc.* .......................................    1,008,161
  2,830   QLogic Corp.* ..........................................      383,465
  5,490   Silicon Laboratories, Inc.* ............................      485,865
  2,730   TriQuint Semiconductor, Inc.* ..........................      200,655
                                                                    -----------
                                                                      3,803,865
                                                                    -----------
          SCIENTIFIC INSTRUMENTS: 0.2%
  1,420   Millipore Corp. ........................................       80,142
                                                                    -----------
          TELECOMMUNICATIONS: 11.3%
  8,020   Adelphia Business Solutions, Inc. - CL A* ..............      494,232
 12,230   Allegiance Telecom, Inc.* ..............................      986,043
  3,690   Comverse Technology, Inc.* .............................      697,410
 13,390   Copper Mountain Networks, Inc.* ........................    1,097,142
  3,890   Digital Lightwave, Inc.* ...............................      242,396
  1,600   Ditech Communications Corp.* ...........................      169,700
  1,280   Efficient Networks, Inc.* ..............................      199,360
  2,490   MasTec, Inc.* ..........................................      221,610
                                                                    -----------
                                                                      4,107,893
                                                                    -----------
          TELEPHONE - INTEGRATED: 5.1%
 15,070   NEXTLINK Communications, Inc. - CL A* ..................    1,863,972
                                                                    -----------
          WIRELESS COMMUNICATION EQUIPMENT: 10.5%
 19,840   Advanced Fibre Communications, Inc.* ...................    1,243,720
  8,528   RF Micro Devices, Inc.* ................................    1,145,950
 11,160   Voicestream Wireless Corp.* ............................    1,437,548
                                                                    -----------
                                                                      3,827,218
                                                                    -----------
          TOTAL COMMON STOCKS: (cost $29,167,954) ................   35,614,397
                                                                    -----------

SHORT-TERM INVESTMENTS: 2.7%
$989,367 UMB Money Market Fiduciary (cost $989,367) ..............  $   989,367
                                                                    -----------
TOTAL INVESTMENTS (cost $30,157,321): 100.2% .....................   36,603,764
Liabilities in excess of Other Assets: (0.2)% ....................      (59,110)
                                                                    -----------
NET ASSETS: 100.0%                                                  $36,544,654
                                                                    ===========

* Non-income producing security.

See accompanying Notes to Financial Statements.

DUNCAN-HURST LARGE CAP GROWTH-20 FUND

DAVID C. MAGEE
Portfolio Manager

FUND OBJECTIVE & STRATEGY

The Duncan-Hurst Large Cap Growth-20 Fund seeks to provide long-term capital growth. The Fund will primarily invest in 20-30 common stocks of large capitalization growth companies. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals. Though the process is primarily based upon this bottom-up process, a top-down analysis is conducted to identify outperforming and underperforming sectors.

MARKET REVIEW

For the one-year period ended March 31, 2000, Duncan-Hurst Large Cap Growth-20 Fund outperformed the Russell 1000 Growth Index with a cumulative total return of 93.10%* versus 34.12%. The Fund's largest weightings were in technology. The principal theme driving the portfolio's technology stocks remains the global proliferation of digital data transmissions. The scale of the proliferation is unprecedented and has begun to reshape consumer and commercial behavior. Telecom service providers are rapidly deploying new, digital infrastructure in order to accommodate the boom. Businesses and whole industries are beginning to organize around the Internet as a means of gaining efficiency and cost competitiveness.

The NASDAQ correction has shown that the ideal conditions of low and decelerating inflation along with exceptional acceleration in technology earnings have eroded somewhat. After the correction, because we expect that demand for technology products and services will remain strong in 2000, we believe that strength will return to technology stocks, albeit with more selectivity.

* Total return stated above was achieved during favorable market conditions. Investors should not expect that such a favorable return can be consistently achieved.

                     DUNCAN-HURST LARGE CAP GROWTH-20 FUND

                 Value of $10,000 vs Russell 1000 Growth Index

                          Average Annual Total Return
                          Period Ended March 31, 2000
                   Since Inception (3/31/99) ........ 93.10%

                Duncan-Hurst Large Cap     Russell 1000 Growth
                    Growth-20 Fund             Index w/inc.
                    --------------             ------------
     3/31/99            10,000                   10,000
     4/30/99             9,790                   10,013
     5/31/99             9,130                    9,705
     6/30/99             9,970                   10,385
     7/31/99             9,640                   10,055
     8/31/99             9,970                   10,219
     9/30/99            10,140                   10,004
    10/31/99            11,230                   10,760
    11/30/99            12,860                   11,340
    12/31/99            16,180                   12,520
     1/31/00            15,540                   11,933
     2/29/00            20,200                   12,516
     3/31/00            19,310                   13,412

Past performance is not predictive of future performance.

The Russell 1000 Growth Index measures the performance of those 1000 Companies with higher price to book ratios and higher forecasted growth values. The Russell 1000 Growth Index is unmanaged and returns include reinvested dividends.
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                                       8

                     DUNCAN-HURST LARGE CAP GROWTH-20 FUND

SCHEDULE OF INVESTMENTS at March 31, 2000
--------------------------------------------------------------------------------

 Shares                                                               Value
 ------                                                               -----

          COMMON STOCKS: 94.7%

          BIOLOGICAL RESEARCH: 3.4%
    481   Genentech, Inc.* ......................................  $    73,112
                                                                   -----------
          COMPUTER NETWORKING: 15.8%
  1,704   Cisco Systems, Inc.* ..................................      131,740
    505   Juniper Networks, Inc.* ...............................      133,099
    770   Sun Microsystems, Inc.* ...............................       72,151
                                                                   -----------
                                                                       336,990
                                                                   -----------
          COMPUTER SOFTWARE: 5.8%
    257   I2 Technologies, Inc.* ................................       31,386
    774   Oracle Systems Corp.* .................................       60,420
    272   Siebel Systems, Inc.* .................................       32,487
                                                                   -----------
                                                                       124,293
                                                                   -----------
          COMPUTER STORAGE DEVICES: 10.2%
    454   EMC Corp.* ............................................       56,750
    466   Network Appliance, Inc.* ..............................       38,562
    933   Veritas Software Corp.* ...............................      122,223
                                                                   -----------
                                                                       217,535
                                                                   -----------
          ELECTRONIC COMPONENTS: 10.8%
    340   Applied Micro Circuits Corp.* .........................       51,021
    280   PMC - Sierra, Inc.* ...................................       57,033
    347   STMicroelectronics NV-NY SHS ..........................       64,954
    360   Texas Instruments, Inc. ...............................       57,600
                                                                   -----------
                                                                       230,608
                                                                   -----------
          FIBER OPTICS: 2.6%
    288   Corning, Inc. .........................................       55,872
                                                                   -----------
          INTERNET SOFTWARE: 3.9%
    170   Ariba, Inc.* ..........................................       35,636
    589   TIBCO Software, Inc.* .................................       48,003
                                                                   -----------
                                                                        83,639
                                                                   -----------
          MEDIA: 5.4%
  1,953   AT&T Corp - Liberty Media Group - CL A* ...............      115,716
                                                                   -----------
          RETAIL: 2.9%
    940   Home Depot, Inc. ......................................       60,630
                                                                   -----------
          SATELLITE TELECOMMUNICATIONS: 5.9%
  1,592   Echostar Communications Corp. - CL A* .................  $   125,768
                                                                   -----------
          SEMICONDUCTORS: 8.7%
    456   Broadcom Corp. - CL A* ................................      110,751
    583   Intel Corp. ...........................................       76,920
                                                                   -----------
                                                                       187,671
                                                                   -----------
          TELECOMMUNICATIONS EQUIPMENT: 10.2%
  1,044   JDS Uniphase Corp.*     125,867
    425   Nokia Corp. - Sponsored ADR ...........................       92,331
                                                                   -----------
                                                                       218,198
                                                                   -----------
          WIRELESS COMMUNICATIONS EQUIPMENT: 9.1%
    414   Motorola, Inc. ........................................       58,943
    552   Nextel Communications, Inc. - CL A* ...................       81,834
    829   Sprint Corp. (PCS Group)* .............................       54,145
                                                                   -----------
                                                                       194,922
                                                                   -----------
TOTAL COMMON STOCKS: (cost $1,579,861) ..........................    2,024,954
                                                                   -----------

Principal
Amount
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 3.2%
$68,795 UMB Money Market Fiduciary (cost $68,795) ...............       68,795
                                                                   -----------
TOTAL INVESTMENTS
 (cost $1,648,656): 97.9% .......................................    2,093,749
Other Assets less Liabilities: 2.1% .............................       44,152
                                                                   -----------
NET ASSETS: 100.0% ..............................................  $ 2,137,901
                                                                   ===========

*    Non-income producing security.

See accompanying Notes to Financial Statements.

DUNCAN-HURST INTERNATIONAL GROWTH FUND

VINCENT A. WILLYARD
Portfolio Manager

FUND OBJECTIVE & STRATEGY

The Duncan-Hurst International Growth Fund seeks to provide long-term capital growth primarily through investment in non-U.S. companies. The adviser seeks to identify companies with accelerating earnings growth sustained by positive company and country fundamentals. The Adviser's stock selection process begins with analysis of country economic fundamentals to identify the most attractive countries for investment. The Adviser then selects the companies whose earnings are expected to grow at an above-average rate in the most attractive countries.

MARKET REVIEW

Duncan-Hurst International Growth Fund posted solid returns over the last two quarters. The Fund outperformed the MSCI EAFE Index for the six-month period ended March 31, 2000 with a cumulative total return of 98.06% versus 16.86%. In addition, the Fund's cumulative total return since inception (June 30, 1999) was 114.30% versus 21.99% for the MSCI EAFE Index.* The strong returns can be attributed to both country allocation and industry and stock selection. The top-down portion of our process directed us towards countries experiencing positive change and growth. In the fourth quarter of 1999 and the first quarter of 2000, the Fund's overweight position in Europe significantly contributed to our outperformance. At the beginning of the fourth quarter, we shifted towards Europe's technology, media and communication stocks, as a cyclical slowdown occurred in Japan and growth accelerated in Europe. Not only did this regional growth contribute to performance but the Fund also benefited from its positioning into economically cyclical stocks. The Fund was invested in industries that exhibited strong earnings growth that was driven by both structural changes and the demand for high bandwidth services.

Looking forward, we feel there are exciting growth opportunities developing in both Europe and Asia that were non-existent just a few years ago. This is mainly due to the deregulation of markets and industries worldwide and its effect on the access to capital for bright and ambitious entrepreneurs. Examples include industries such as wireless communications and the Internet, which are growing at rapid growth rates. We believe we are well positioned to capitalize on these opportunities.

* Total returns stated above are for the Class R Shares of the Fund and were achieved during favorable market conditions. Investors should not expect that such favorable returns can be consistently achieved.

                 DUNCAN-HURST INTERNATIONAL GROWTH FUND CLASS R

                      Value of $10,000 vs MSCI EAFE Index

                            Cumulative Total Return
                          Period Ended March 31, 2000
                   Since Inception (6/30/99) ....... 114.30%

                Duncan-Hurst International           MSCI
                   Growth Fund Class R            EAFE Index
                   -------------------            ----------
                          10,000                    10,000
                          10,320                    10,297
                          10,610                    10,335
                          10,820                    10,439
                          11,760                    10,830
                          15,350                    11,206
                          18,850                    12,213
                          19,460                    11,436
                          25,260                    11,744
                          21,430                    12,199


                 DUNCAN-HURST INTERNATIONAL GROWTH FUND CLASS I

                      Value of $10,000 vs MSCI EAFE Index

                            Cumulative Total Return
                          Period Ended March 31, 2000
                   Since Inception (6/30/99) ....... 113.80%

                        Duncan-Hurst International          MSCI
                          Growth Fund Class I           EAFE Index
                          -------------------           ----------

            6/30/99              10,000                   10,000
            7/31/99              10,320                   10,297
            8/31/99              10,550                   10,335
            9/30/99              10,760                   10,439
           10/31/99              11,720                   10,830
           11/30/99              15,290                   11,206
           12/31/99              18,780                   12,213
            1/31/00              19,390                   11,436
            2/29/00              25,200                   11,744
            3/31/00              21,380                   12,199

Past performance is not predictive of future performance.

The Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") is a broad market index of selected companies in 21 developed countries. MSCI EAFE Index is unmanaged and returns include reinvested dividends.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2000
--------------------------------------------------------------------------------

 Shares                                                                 Value
 ------                                                                 -----

          COMMON STOCKS: 94.7%

          BELGUIM: 0.1%
    320   Ubizen, Inc.* ...........................................  $    57,567
                                                                     -----------
          BRAZIL: 0.4%
  9,925   Globo Cabo S.A. - ADR ...................................      186,094
                                                                     -----------
          CANADA: 1.2%
  1,680   Nortel Networks Corp. ...................................      211,680
    940   Sierra Wireless, Inc.* ..................................       65,976
  7,120   Wi-LAN, Inc.* ...........................................      296,702
                                                                     -----------
                                                                         574,358
                                                                     -----------
          DENMARK: 1.3%
  3,740   Navision Software AS* ...................................      336,482
    810   Vestas Wind Systems AS* .................................      294,621
                                                                     -----------
                                                                         631,103
                                                                     -----------
          FINLAND: 7.9%
  5,885   Aldata Solutions OYJ* ...................................      529,348
  4,740   Comptel OYJ* ............................................      524,328
 62,600   Jot Automation Group OYJ ................................      563,078
  2,775   Nokia AB* ...............................................      586,843
  4,090   Nokia Corp - ADR ........................................      888,553
  6,280   Satama Interactive OYJ* .................................      144,224
  3,185   Sonera OYJ ..............................................      217,303
 10,020   Stonesoft OYJ* ..........................................      235,868
                                                                     -----------
                                                                       3,689,545
                                                                     -----------
          FRANCE: 16.8%
  1,405   Alten* ..................................................      263,780
    879   Altran Technologies SA ..................................      214,484
  1,365   Avenir Telecom* .........................................      475,445
    331   Bouygues SA .............................................      262,256
 10,180   Business Objects SA - ADR* ..............................    1,012,910
    850   Cap Gemini SA ...........................................      230,182
  1,440   Coheris Atix* ...........................................      148,404
  1,460   Consodata SA* ...........................................      109,810
  1,520   Devoteam SA* ............................................      237,082
  4,760   FI System* ..............................................      444,097
  1,290   France Telecom SA .......................................      222,192
  4,965   Genesys* ................................................      270,807
 12,835   Genset - ADR* ...........................................      416,937
  2,546   GFI Informatique ........................................      443,157
  1,425   Groupe Steria SCA* ......................................      285,125
  4,600   Integra SA* .............................................      161,060
    431   Publicis SA .............................................      230,957
    140   Self Trade* .............................................        1,767
  6,545   Stmicroelectronics NV - NY SHS ..........................    1,225,142
  4,860   Unilog SA ...............................................      622,707
  5,760   Wavecom SA - ADR* .......................................      656,640
                                                                     -----------
                                                                       7,934,941
                                                                     -----------
          GERMANY: 17.4%
  1,460   Adva AG Optical Networking* .............................      905,304
    900   Aixtron AG ..............................................      206,690
  1,285   Biodata Information Tech AG* ............................      489,387
  2,350   Brokat Infosystems AG* ..................................      295,706
    745   Comroad AG* .............................................      109,429
  1,910   Consors Discount Broker AG* .............................      268,303
  3,100   DCI Database For Commerce and Industry AG* ..............      272,908
    920   Deutsche Beteiligungs AG ................................       32,441
  2,415   EM TV & Merchandising AG ................................      196,428
  1,410   Emprise Management Consulting AG* .......................      209,805
  4,100   Fluxx.Com AG* ...........................................      294,247
  2,630   Infineon Technologies AG* ...............................      143,071
  1,915   Intershop Communications AG* ............................      971,206
     80   Ision Internet AG* ......................................        7,923
  1,645   MorphoSys AG* ...........................................      448,619
  2,165   Norcom Information Technology AG* .......................      227,989
  1,210   Parsytec Pattern AG* ....................................      259,358
  1,820   ricardo.de AG* ..........................................      247,301
  4,590   Singulus Technologies AG* ...............................      452,174
  3,760   Steag Hamatech AG* ......................................      202,204
  8,045   SZ Testsysteme AG* ......................................      202,926
  2,410   Telegate AG* ............................................      269,817
  4,060   Telesens AG - Reg* ......................................      174,748
 13,445   TFG Venture Capital AG & Co.* ...........................      591,299
  3,255   Tiscon AG Infosystems* ..................................      337,012
  1,420   United Internet AG* .....................................      399,487
                                                                     -----------
                                                                       8,215,782
                                                                     -----------

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2000
--------------------------------------------------------------------------------

 Shares                                                                 Value
 ------                                                                 -----

          HONG KONG: 1.8%
  3,365   China Telecom (Hong Kong) Ltd. - ADR* ...................  $   596,446
  2,655   China.com Corporation - CL A* ...........................      215,055
                                                                     -----------
                                                                         811,501
                                                                     -----------
          INDIA: 0.6%
  3,200   ICICI Bank Ltd. - ADR* ..................................       46,800
    860   Infosys Technologies - ADR ..............................      165,980
  1,580   Satyam Infoway Limited - ADR* ...........................       84,728
                                                                     -----------
                                                                         297,508
                                                                     -----------
          IRELAND: 0.4%
  4,375   Trintech Group PLC - ADR* ...............................      170,625
                                                                     -----------
          ISRAEL: 0.5%
  6,420   TTI Team Telecom International Ltd.* ....................      211,860
                                                                     -----------
          ITALY: 3.8%
 14,655   Buffetti SpA ............................................      392,654
 74,985   C.I.R. SpA ..............................................      306,386
 20,121   Gruppo Editoriale L'Espresso ............................      394,895
    560   I.Net SpA* ..............................................       94,312
  5,765   Monadori (Arnoldo) Editore SpA ..........................      147,015
    655   Tiscali SpA* ............................................      458,169
                                                                     -----------
                                                                       1,793,431
                                                                     -----------
          JAPAN: 3.3%
    960   Murata Manufacturing Company, Ltd .......................      233,530
      8   NetOne Systems Co., Ltd. ................................      288,597
  6,420   NIKON Corporation .......................................      246,622
      8   NTT DoCoMo, Inc. ........................................      328,377
    340   ORACLE Corporation Japan ................................      285,088
  1,210   Tokyo Electron Limited ..................................      182,860
                                                                     -----------
                                                                       1,565,074
                                                                     -----------
          NETHERLANDS: 3.8%
  3,880   ASM Lithography Holding N.V.* ...........................  $   433,590
 16,140   Core Laboratories N.V.* .................................      469,069
  1,960   Getronics N.V. ..........................................      149,854
  4,140   KPNQuest N.V.* ..........................................      224,595
  1,710   QIAGEN N.V.* ............................................      232,560
  5,400   United Pan-Europe Communications N.V.* ..................      267,638
                                                                     -----------
                                                                       1,777,306
                                                                     -----------
          SINGAPORE: 2.2%
  5,015   Chartered Semiconductor Manufacturing Ltd. - ADR* .......      472,664
 51,000   Datacraft Asia Limited ..................................      476,850
  6,560   Venture MFG (Singapore) Ltd. ............................       90,126
                                                                     -----------
                                                                       1,039,640
                                                                     -----------
          SPAIN: 2.3%
 65,020   TelePizza SA* ...........................................      572,402
  6,390   Terra Networks SA* ......................................      514,543
                                                                     -----------
                                                                       1,086,945
                                                                     -----------
          SWEDEN: 3.1%
  2,380   Effnet Group AB* ........................................      173,542
  3,890   Telefonaktiebolaget LM Ericsson AB - ADR ................      364,931
 22,380   Framtidsfabriken AB* ....................................      546,549
  3,070   HIQ International AB* ...................................      230,250
  9,262   Information Highway AB* .................................       84,687
    520   Telelogic AB* ...........................................       46,944
                                                                     -----------
                                                                       1,446,903
                                                                     -----------
          SWITZERLAND: 6.8%
  1,477   Distefora Holding AG* ...................................      746,184
    167   ESEC Holding AG* ........................................      400,752
 10,380   Fantastic Corp - CTFS* ..................................      305,428
  1,280   Logitech International SA* ..............................      809,094
  1,300   Micronas Semiconductor - Reg* ...........................      655,981
    295   Sez Holding AG - Reg ....................................      255,488
                                                                     -----------
                                                                       3,172,927
                                                                     -----------

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS at March 31, 2000
--------------------------------------------------------------------------------

 Shares                                                                 Value
 ------                                                                 -----

          UNITED KINGDOM: 19.6%
 11,015   ARM Holdings PLC* .......................................    $ 665,988
  2,490   Autonomy Corporation PLC* ...............................      423,300
 12,310   Axon Group PLC* .........................................      285,342
  3,920   Baltimore Technologies PLC* .............................      537,808
 12,165   CellTech Group PLC* .....................................      220,462
  9,520   CMG PLC .................................................      822,149
 11,575   COLT Telecom Group PLC* .................................      551,198
  5,100   Filtronic PLC ...........................................      152,551
 16,832   Infobank International Holdings PLC* ....................      691,441
  3,895   Jazztel PLC - ADR* ......................................      315,252
 23,040   Logica PLC ..............................................      772,238
  5,320   NDS Group PLC - SPONS ADR* ..............................      375,060
 92,200   Pace Micro Technology PLC ...............................    1,385,556
  4,315   Psion PLC ...............................................      286,500
  9,240   SEMA Group PLC ..........................................      184,552
 43,460   The Sage Group PLC ......................................      487,749
155,312   Vodafone AirTouch PLC ...................................      863,477
 23,635   XKO Group PLC ...........................................      169,672
                                                                     -----------
                                                                       9,190,295
                                                                     -----------
          UNITED STATES: 1.4%
  2,435   CellPoint, Inc.* ........................................      146,100
  3,910   MIH Ltd.* ...............................................      238,510
  2,090   OpenTV Corp.* ...........................................      247,404
                                                                     -----------
                                                                         632,014
                                                                     -----------
TOTAL COMMON STOCKS: (cost $33,962,544) ...........................   44,485,419
                                                                     -----------

SHORT-TERM INVESTMENTS: 4.3%
$2,031,521 UMB Money Market Fiduciary (cost $2,031,521) ...........  $ 2,031,521
                                                                     -----------
TOTAL INVESTMENTS (cost $35,994,065): 99.0% .......................   46,516,940
Other Assets less Liabilities: 1.0% ...............................      444,369
                                                                     -----------
NET ASSETS: 100.0%                                                   $46,961,309
                                                                     ===========

*Non-income producing security.

See accompanying Notes to Financial Statements.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

                                                                         % of
Industry                                                              Net Assets
--------                                                              ----------
Advertising Agencies ................................................     1.3
Applications Software ...............................................     4.9
Banking .............................................................     0.1
Broadcast Services ..................................................     0.4
Building & Construction .............................................     0.6
CableTV .............................................................     1.0
Cellular Telecommunications .........................................     4.1
Communications Software .............................................     1.7
Computer Components .................................................     1.4
Computer Data Security ..............................................     2.3
Computer Integrated Systems .........................................     3.1
Computer Services ...................................................     8.5
Computer Software ...................................................     1.9
Computer Peripherals ................................................     1.7
Consulting Services .................................................     1.5
Data Processing Management ..........................................     1.1
E-Commerce ..........................................................     1.1
Electronic Components ...............................................     8.2
Electronic Equipment ................................................     3.0
Electronic Measurement Instrument ...................................     0.4
Engineering / R&D Services ..........................................     0.5
Enterprise Software .................................................     2.8
Finance - Investment Banker .........................................     0.6
Industrial Automation ...............................................     1.2
Internet Content ....................................................     1.6
Internet Software ...................................................    10.0
Machinery ...........................................................     1.4
Media ...............................................................     0.5
Medical - Biomedical ................................................     2.3
Medical - Products ..................................................     0.5
Oil - Field Services ................................................     1.0
Photo Equipment & Supplies ..........................................     0.5
Power Supply Equipment ..............................................     0.6
Publishing - Newspapers .............................................     1.8
Retail ..............................................................     2.0
Software Tools ......................................................     0.4
Telecom Services ....................................................     5.9
Telecommunications Equipment ........................................     9.3
Telephone - Integrated ..............................................     0.5
Therapeutics ........................................................     0.5
Transactional Software ..............................................     0.4
Venture Capital .....................................................     1.3
Wireless Equipment ..................................................     0.8
                                                                        -----
Total Investments in Securities .....................................    94.7
SHORT-TERM INVESTMENTS ..............................................     4.3
OTHER ASSETS LESS LIABILITIES .......................................     1.0
                                                                        -----
NET ASSETS ..........................................................   100.0%
                                                                        =====

See accompanying Notes to Financial Statements.

DUNCAN-HURST TECHNOLOGY FUND

WILLIAM H. "BEAU" DUNCAN, JR.
Portfolio Manager

FUND OBJECTIVE & STRATEGY

The Duncan-Hurst Technology Fund seeks to provide long-term capital growth primarily through investment in stocks of technology companies. The adviser seeks to identify companies with accelerating earnings growth and positive company fundamentals that it believes will benefit from advances or improvements in technology. Investments may include companies in Internet-related, software, computer hardware, computer networking, and semiconductor or telecommunication industries.

MARKET REVIEW

Duncan-Hurst Technology Fund posted impressive returns over the last two quarters. The Fund outperformed the Pacific Stock Exchange Technology Index with a cumulative total return since inception (September 30, 1999) of 158.90% versus 85.15%.* The current revolution in communication infrastructure and services continued to lead the Fund's performance. The sectors that most contributed to the performance were communication semiconductors, bandwidth enablers and computer software. In addition, the continued strong growth trends in wireless communications coupled with new service and application offerings have positively affected performance.

Looking ahead, we see some potential for short-term pressures on the technology sector that may cause fluctuations in performance. During this period of increased volatility, we expect to migrate toward larger capitalization and predictable growth technology stocks. However, despite any near-term volatility of the technology stocks, we view the long-term fundamentals and current economic environment as positive for enabling continued accelerating revenues and earnings growth.

----------
* Total return stated above is for the Class R Shares of the Fund and was achieved during favorable market conditions. Investors should not expect that such a favorable return can be consistently achieved.

                      DUNCAN-HURST TECHNOLOGY FUND CLASS R

                    Value of $10,000 vs PSE Technology Index

                            Cumulative Total Return
                          Period Ended March 31, 2000
                   Since Inception (9/30/99) ....... 158.90%

                   Duncan-Hurst Technology     PSE Technology
                       Fund Class R                 Index
                       ------------                 -----
                          10,000                    10,000
                          12,400                    10,589
                          14,720                    12,114
                          21,220                    15,488
                          20,040                    15,153
                          29,200                    18,609
                          25,890                    18,515

Past performance is not predictive of future performance.

The Pacific Stock Exchange ("PSE") Technology index is a price-weighted, broad-based index comprised of 100 listed and over-the-counter stocks from different industries such as computer hardware, software development, semiconductors, networking, communications, data storage and processing. The PSE Technology index is unmanaged and returns include reinvested dividends.

                          DUNCAN-HURST TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS at March 31, 2000
--------------------------------------------------------------------------------

 Shares                                                                 Value
 ------                                                                 -----
          COMMON STOCKS: 97.8%

          APPLICATIONS SOFTWARE: 4.4%
    644   Oracle Corp.* ..........................................  $    50,272
  2,331   Siebel Systems, Inc.* ..................................      278,409
                                                                    ------------
                                                                        328,681
                                                                    ------------
          CIRCUITS: 3.3%
    394   ANADIGICS, Inc.* .......................................       26,004
  2,295   Micrel, Inc.* ..........................................      220,320
                                                                    ------------
                                                                        246,324
                                                                    ------------
          COMPUTER DATA SECURITY: 2.7%
  1,188   Check Point Software Technologies Ltd.* ................      203,223
                                                                    ------------
          COMPUTER NETWORKING: 4.8%
    600   Cisco Systems, Inc.* ...................................       46,388
  1,202   Juniper Networks, Inc.* ................................      316,802
                                                                    ------------
                                                                        363,190
                                                                    ------------
          COMPUTER SOFTWARE: 1.3%
    709   Micromuse, Inc.* .......................................       98,418
                                                                    ------------
          COMPUTER STORAGE DEVICES: 9.7%
  2,107   Brocade Communications Systems, Inc.* ..................      377,811
    386   EMC Corp.* .............................................       48,250
  2,332   VERITAS Software Corp.* ................................      305,492
                                                                    ------------
                                                                        731,553
                                                                    ------------
          E-COMMERCE: 0.1%
    120   Ventro Corp.* ..........................................        6,795
                                                                    ------------
          ELECTRONIC COMPONENTS: 13.6%
  2,170   Applied Micro Circuits Corp.* ..........................      325,636
  3,486   Atmel Corp.* ...........................................      179,965
  1,099   Conexant Systems, Inc.* ................................       78,029
  1,317   Micron Technology, Inc.* ...............................      165,942
    677   PMC-Sierra, Inc.* ......................................      137,896
    979   Qlogic Corp.* ..........................................      132,655
                                                                    ------------
                                                                      1,020,123
                                                                    ------------
          FIBER OPTICS: 4.7%
  1,646   SDL, Inc.* .............................................      350,392
                                                                    ------------
          INTERNET SOFTWARE: 16.9%
    890   Ariba, Inc.* ...........................................      186,566
  2,071   BroadVision, Inc.* .....................................       92,936
  2,186   Digex, Inc.* ...........................................      242,509
  2,155   Exodus Communications, Inc.* ...........................      302,778
  1,194   Inktomi Corp.* .........................................      232,830
  1,300   TIBCO Software, Inc.* ..................................      105,950
  1,034   Vitria Technology, Inc.* ...............................      104,240
                                                                    ------------
                                                                      1,267,809
                                                                    ------------
          SEMICONDUCTORS: 3.6%
    854   Broadcom Corp. - CL A* .................................      207,415
    452   Intel Corp. ............................................       59,636
                                                                    ------------
                                                                        267,051
                                                                    ------------
          SOFTWARE TOOLS: 3.5%
  3,327   Mercury Interactive Corp.* .............................      263,665
                                                                    ------------
          TELECOMMUNICATIONS EQUIPMENT: 16.6%
  2,522   Advanced Fibre Communication, Inc.* ....................      158,098
  1,233   Comverse Technology, Inc.* .............................      233,037
  1,974   Copper Mountain Networks, Inc.* ........................      161,745
  1,687   Digital Lightwave, Inc.* ...............................      105,121
  1,272   Ditech Communications Corp.* ...........................      134,911
  1,031   Efficient Networks, Inc.* ..............................      160,578
  2,466   JDS Uniphase Corp.* ....................................      297,307
                                                                    ------------
                                                                      1,250,797
                                                                    ------------
          TELEPHONE-INTEGRATED: 4.2%
  2,550   NEXTLINK Communications, Inc. - CL A* ..................      315,403
                                                                    ------------

                          DUNCAN-HURST TECHNOLOGY FUND

--------------------------------------------------------------------------------

 Shares                                                                 Value
 ------                                                                 -----
             WIRELESS COMMUNICATIONS EQUIPMENT: 8.4%
  2,141      RF Micro Devices, Inc.* .............................  $   287,697
    625      Sprint Corp. (PCS Group)* ...........................       40,820
  2,345      VoiceStream Wireless Corp.* .........................      302,065
                                                                    -----------
                                                                        630,582
                                                                    -----------
             TOTAL COMMON STOCKS
               (cost $6,842,780) .................................    7,344,006
                                                                    -----------
              SHORT-TERM INVESTMENTS: 32.9%
$2,470,169    UMB Money Market Fiduciary
              (cost $2,470,169) ..................................  $ 2,470,169
                                                                    -----------

TOTAL INVESTMENTS (cost $9,312,949): 130.7% ......................    9,814,175
Liabilities in excess of Other Assets: (30.7%) ...................   (2,307,748)
                                                                    -----------

NET ASSETS   : 100.0% ............................................  $ 7,506,427
                                                                    ===========
----------
*    Non-income producing security.

                           DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2000
--------------------------------------------------------------------------------

                                                  Aggressive      Large Cap    International
                                                    Growth        Growth-20       Growth        Technology
                                                     Fund           Fund           Fund            Fund
                                                  -----------    -----------    -----------     -----------
ASSETS
  Investments in securities, at cost .........    $30,157,321     $1,648,656     $35,994,065     $ 9,312,949
                                                  ===========     ==========     ===========     ===========
  Investments in securities, at value.........    $36,603,764     $2,093,749     $46,516,940     $ 9,814,175
  Foreign currency ...........................             --             --             284              --
  Receivables:
    Dividends and interest ...................          6,488            773          13,106           1,699
    Investment securities sold ...............      4,970,686        140,495       1,727,031         713,342
    Fund shares sold .........................        110,701         15,989       1,107,601           2,500
    Due from Advisor .........................          6,364         26,968              --           6,265
  Other assets ...............................         15,099         10,715           7,180           2,683
                                                  -----------     ----------     -----------     -----------
      Total assets ...........................     41,713,102      2,288,689      49,372,142      10,540,664
                                                  -----------     ----------     -----------     -----------
LIABILITIES

  Payables:
    Administration fees ......................         10,273          2,554          12,771           1,684
    Advisory fees ............................             --             --          53,998              --
    Distribution fees ........................          6,563          1,033           3,394           2,259
    Fund shares redeemed .....................         75,645             --           5,154              --
    Funds advanced by custodian ..............          1,844             29           1,376           2,142
    Investment securities purchased ..........      5,024,999        117,626       2,252,649       3,001,268
  Accrued expenses ...........................         49,124         29,546          81,491          26,884
                                                  -----------     ----------     -----------     -----------
    Total liabilities ........................      5,168,448        150,788       2,410,833       3,034,237
                                                  -----------     ----------     -----------     -----------
  NET ASSETS .................................    $36,544,654     $2,137,901     $46,961,309     $ 7,506,427
                                                  ===========     ==========     ===========     ===========

                           DUNCAN-HURST MUTUAL FUNDS

                                                     Aggressive     Large Cap    International
                                                       Growth       Growth-20       Growth       Technology
                                                        Fund          Fund           Fund           Fund
                                                     -----------   -----------    -----------    -----------
COMPONENTS OF NET ASSETS

 Paid-in capital ................................    $26,835,134   $ 1,466,954    $24,548,591    $6,734,765
 Accumulated net realized gain on investments
  and foreign currency ..........................      3,263,077       225,854     11,899,150       270,436
 Net unrealized appreciation on investments
  and foreign currency ..........................      6,446,443       445,093     10,513,568       501,226
                                                     -----------   -----------    -----------    ----------
      Net assets ................................    $36,544,654   $ 2,137,901    $46,961,309    $7,506,427
                                                     ===========   ===========    ===========    ==========

CLASS R

  Net assets applicable to shares outstanding....    $11,210,182   $ 2,137,901    $ 7,993,145    $5,298,009
  Shares outstanding ............................        500,496       110,725        372,950       204,638
      NET ASSET VALUE, OFFERING AND
       REDEMPTION PRICE PER SHARE ...............    $     22.40   $     19.31    $     21.43    $    25.89
                                                     ===========   ===========    ===========    ==========

CLASS I

  Net assets applicable to shares outstanding....    $25,334,472                  $38,968,164    $2,208,418
  Shares outstanding ............................      1,127,896                    1,823,069        85,292
  NET ASSET VALUE, OFFERING
    AND REDEMPTION PRICE
    PER SHARE ...................................    $     22.46                  $     21.38    $    25.89
                                                     ===========                  ===========    ==========

See accompanying Notes to Financial Statements.

                           DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF OPERATIONS for the period ended March 31, 2000

                                                     Aggressive   Large Cap    International
                                                       Growth     Growth-20       Growth     Technology
                                                      Fund (1)     Fund (2)      Fund (3)      Fund (4)
                                                     ---------    ---------     ---------     ---------
INVESTMENT INCOME
  Income Dividends .............................    $   2,214     $     913     $  33,083     $       4
  Interest .....................................       26,022         1,651        35,742         3,052
                                                    ---------     ---------     ---------     ---------
     Total income ..............................       28,236         2,564        68,825         3,056
                                                    ---------     ---------     ---------     ---------
Expenses
  Advisory fees ................................      130,315         8,027       276,680        10,159
  Distribution fees,
    Class R ....................................       13,566         2,007         4,696         2,540
  Administration fees ..........................       43,806        27,616        50,045        10,000
  Custody fees .................................       24,585         8,497        85,758         7,599
  Fund accounting fees .........................       28,171        23,745        39,029         7,999
  Transfer agent fees ..........................       61,849        43,383        29,708         7,100
  Audit fees ...................................       14,052        14,052        13,998        14,000
  Reports to shareholders ......................        4,738         3,126         2,800         1,276
  Registration expense .........................        3,404         1,981           699           468
  Trustee fees .................................        4,015         3,561         5,099         1,410
  Legal fees ...................................        4,015         3,015         2,701         2,000
  Miscellaneous expenses .......................        8,713           720         7,900         1,748
  Insurance expense ............................          184           118           376           100
                                                    ---------     ---------     ---------     ---------
    Total expenses .............................      341,413       139,848       519,489        66,399
    Less: fees waived and expenses absorbed.....     (166,895)     (127,984)     (187,219)      (51,294)
                                                    ---------     ---------     ---------     ---------
      Net expenses .............................      174,518        11,864       332,270        15,105
                                                    ---------     ---------     ---------     ---------
        NET INVESTMENT LOSS ....................     (146,282)       (9,300)     (263,445)      (12,049)
                                                    =========     =========     =========     =========

                           DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF OPERATIONS for the period ended March 31, 2000

                                                    Aggressive     Large Cap    International
                                                      Growth       Growth-20       Growth       Technology
                                                     Fund (1)       Fund (2)       Fund (3)       Fund (4)
                                                    ----------      --------     -----------      --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments and
 foreign currency .............................    $ 3,409,359    $   235,154    $12,162,595    $   282,485
                                                   -----------    -----------    -----------    -----------
Net unrealized appreciation on
 investments and foreign currency .............      6,446,443        445,093     10,513,568        501,226
                                                   -----------    -----------    -----------    -----------
Net realized and unrealized gain
 on investments and foreign currency ..........      9,855,802        680,247     22,676,163        783,711
                                                   -----------    -----------    -----------    -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...........................    $ 9,709,520    $   670,947    $22,412,718    $   771,662
                                                   ===========    ===========    ===========    ===========

                                         Class R                Class I
                                         -------                -------
(1) Commenced operations on:         March 31, 1999         October 19, 1999
(2) Commenced operations on:         March 31, 1999         N/A
(3) Commenced operations on:         June 30, 1999          June 30, 1999
(4) Commenced operations on:         September 30, 1999     March 30, 2000

See accompanying Notes to Financial Statements.

                           DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended March 31, 2000

                                                    Aggressive      Large Cap      International
                                                      Growth        Growth-20         Growth         Technology
                                                     Fund (1)        Fund (2)        Fund (3)         Fund (4)
                                                  ------------     -----------     ------------      -----------
INCREASE IN NET ASSETS FROM:

OPERATIONS
 Net investment loss ........................    $   (146,282)    $     (9,300)    $   (263,445)    $    (12,049)
 Net realized gain on investments and
  foreign currency ..........................       3,409,359          235,154       12,162,595          282,485
 Net unrealized appreciation on
  investments and foreign currency ..........       6,446,443          445,093       10,513,568          501,226
                                                 ------------     ------------     ------------     ------------
      NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ...........       9,709,520          670,947       22,412,718          771,662
                                                 ------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
 Class R ....................................      10,403,349        1,874,031        9,855,974        5,391,680
 Class I ....................................      20,792,778               --       30,937,246        2,250,000

Cost of shares redeemed
 Class R ....................................      (3,057,728)        (407,077)      (3,042,228)        (906,915)
 Class I ....................................      (1,303,265)              --      (13,202,401)              --
                                                 ------------     ------------     ------------     ------------
 Net increase in net assets derived
  from net change in outstanding
  shares (a) ................................      26,835,134        1,466,954       24,548,591        6,734,765
                                                 ------------     ------------     ------------     ------------
      TOTAL INCREASE IN NET ASSETS ..........      36,544,654        2,137,901       46,961,309        7,506,427

 NET ASSETS
   Beginning of period ......................              --               --               --               --
                                                 ------------     ------------     ------------     ------------
   END OF PERIOD ............................    $ 36,544,654     $  2,137,901     $ 46,961,309     $  7,506,427
                                                 ============     ============     ============     ============

                           DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended March 31, 2000 (Continued)


(a) A summary of capital share transactions is as follows:

                            Aggressive     Large Cap    International
                              Growth       Growth-20       Growth     Technology
                             Fund (1)       Fund (2)      Fund (3)     Fund (4)
                            ----------     ----------     --------     --------
Class R Shares
   Shares sold .........       726,298        136,165      497,550      234,953
   Shares redeemed .....      (225,802)       (25,440)    (124,600)     (30,315)
                            ----------     ----------    ---------     --------
      NET INCREASE .....       500,496        110,725      372,950      204,638
                            ==========     ==========    =========     ========

Class I Shares
   Shares sold .........     1,188,677                   2,432,601       85,292
   Shares redeemed .....       (60,781)                   (609,532)          --
                             ---------                   ---------     --------
      NET INCREASE .....     1,127,896                   1,823,069       85,292
                             =========                   =========     ========

                                          Class R             Class I
                                          -------             -------
(1) Commenced operations on:          March 31, 1999         October 19, 1999
(2) Commenced operations on:          March 31, 1999         N/A
(3) Commenced operations on:          June 30, 1999          June 30, 1999
(4) Commenced operations on:          September 30, 1999     March 30, 2000

                           DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

                                                                                   International       Technology
                                                  Aggressive        Large Cap       Growth Fund           Fund
                                                  Growth Fund     Growth-20 Fund   June 30, 1999+   September 30, 1999+
                                                   Year Ended       Year Ended        through            through
Class R                                          March 31, 2000   March 31, 2000   March 31, 2000     March 31, 2000
-------                                          --------------   --------------   --------------     --------------
Net asset value, beginning of period ............    $ 10.00         $ 10.00          $ 10.00           $ 10.00
                                                     -------         -------          -------           -------
Income from investment operations:
 Net investment loss ............................      (0.14)          (0.08)           (0.07)            (0.06)
 Net realized and unrealized gain
  on investments ................................      12.54            9.39            11.50             15.95
                                                     -------         -------          -------           -------
Total from investment operations ................      12.40            9.31            11.43             15.89
                                                     -------         -------          -------           -------
Net asset value, end of period ..................    $ 22.40         $ 19.31          $ 21.43           $ 25.89
                                                     =======         =======          =======           =======

Total return ....................................     124.00%          93.10%          114.30%**         158.90%**

Ratios/supplemental data:
 Net assets, end of period (millions) ...........    $  11.2         $  2.1           $  8.0            $  5.3

Ratio of expenses to average net assets:
   Before fees waived and expenses absorbed .....       2.77%          17.40%            2.58%*            6.48%*
   After fees waived and expenses absorbed ......       1.50%           1.48%            1.73%*            1.48%*

Ratio of net investment loss to average
net assets:
   Before fees waived and expenses absorbed .....      (2.55%)        (17.08%)          (2.27%)*          (6.18%)*
   After fees waived and expenses absorbed ......      (1.28%)         (1.16%)          (1.42%)*          (1.18%)*

   Portfolio turnover rate ......................     239.99%         247.49%          161.42%**          97.84%**

See accompanying Notes to Financial Statements.

                           DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Continued)

                                                       Aggressive       International       Technology
                                                      Growth Fund        Growth Fund           Fund
                                                    October 19, 1999+   June 30, 1999+     March 30, 2000
                                                        through            through            through
Class I                                              March 31, 2000     March 31, 2000     March 31, 2000
-------                                              --------------     --------------     --------------
Net asset value, beginning of period ...............   $ 11.53             $ 10.00            $ 26.38
                                                       -------             -------            -------
Income from investment operations:
  Net investment loss .............................      (0.07)              (0.13)             (0.00)^
  Net realized and unrealized gain
  (loss) on investments ...........................      11.00               11.51              (0.49)
                                                       -------             -------            -------
Total from investment operations ...................     10.93               11.38              (0.49)
                                                       -------             -------            -------

Net asset value, end of period .....................   $ 22.46             $ 21.38            $ 25.89
                                                       =======             =======            =======

Total return .......................................     94.80%**           113.80%**           (1.86%)**

Ratios/supplemental data:
 Net assets, end of period (millions) ..............   $  25.3             $  39.0            $   2.2

Ratio of expenses to average net assets:
 Before fees waived and expenses absorbed ..........      2.52%*              2.33%*             6.23%*
 After fees waived and expenses absorbed ...........      1.25%*              1.48%*             1.23%*

Ratio of net investment loss to average net assets:
 Before fees waived and expenses absorbed ..........     (2.30%)*            (2.02%)*           (5.93%)*
 After fees waived and expenses absorbed ...........     (1.03%)*            (1.17%)*           (0.93%)*

   Portfolio turnover rate .........................    239.99%**           161.42%**           97.84%**

----------
*    Annualized.
**   Not Annualized.
+    Commencement of operations.
^    Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

                           DUNCAN-HURST MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth Fund and Duncan-Hurst Technology Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the ") and are registered under the Investment Company Act of 1940 (the "1940 Act") as open-end management investment companies. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. Duncan-Hurst Large Cap Growth-20 Fund, a non-diversified fund, Class R commenced operations on March 31, 1999. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. Duncan-Hurst Technology Fund Class R and Class I commenced operations on September 30, 1999 and March 30, 2000, respectively. The investment objectives of the Funds are long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. FOREIGN CURRENCY. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for

                           DUNCAN-HURST MUTUAL FUNDS
          financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain
          (loss) on investments and foreign currency.

     C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2000, each Fund decreased accumulated net realized gain on investments and foreign currency by the following amount due to each of the Funds' experiencing a net investment loss during the year:

                                                                   Decrease
                                                 Decrease       Accumulated Net
                                              Accumulated Net  Realized Gain on
                                              Investment Loss     Investments
                                              ---------------     -----------
Duncan-Hurst Aggressive Growth Fund              $146,282          $(146,282)
Duncan-Hurst Large Cap Growth-20 Fund               9,300             (9,300)
Duncan-Hurst International Growth Fund            263,445           (263,445)
Duncan-Hurst Technology Fund                       12,049            (12,049)

                           DUNCAN-HURST MUTUAL FUNDS

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management Inc. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund and Duncan-Hurst Technology fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the period ended March 31, 2000, the advisory fees incurred were $130,315, $8,027, $276,680 and $10,159 for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth Fund and Duncan-Hurst Technology Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds' for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

                                              Prior to    Effective
                                               6/30/99     6/30/99
                                               -------     -------
                                              Class R     Class R     Class I
                                               -------     -------     -------
Duncan-Hurst Aggressive Growth Fund             2.00%       1.48%       1.23%
Duncan-Hurst Large Cap Growth-20 Fund           2.00%       1.48%       N/A
Duncan-Hurst International Growth Fund          N/A         1.73%       1.48%
Duncan-Hurst Technology Fund                    N/A         1.48%       1.23%

     In the case of the Funds' initial period of operations any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the fifth fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

     For the period ended March 31, 2000, the Adviser waived fees and absorbed expenses as follows:

                                                    Fees            Expenses
                                                   Waived           Absorbed
                                                   ------           --------
Duncan-Hurst Aggressive Growth Fund               $130,315           $36,580
Duncan-Hurst Large Cap Growth-20 Fund                8,027           119,957
Duncan-Hurst International Growth Fund             187,219                --
Duncan-Hurst Technology Fund                        10,159            41,135

     The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

     Investment Company Administration L.L.C., (the "Administrator") acts as the Funds' administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates:

Up to $50 million      0.20% of average daily net assets, subject to minimum fee
$50 to $100 million    0.15% of average daily net assets
$100 to $150 million   0.10% of average daily net assets
Over $150 million      0.05% of average daily net assets

Minimum Fee:
Duncan-Hurst Aggressive Growth Fund              $40,000
Duncan-Hurst Large Cap Growth-20 Fund             30,000
Duncan-Hurst International Growth Fund            35,000
Duncan-Hurst Technology Fund                      30,000

     For the period ended March 31, 2000, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth Fund and Duncan-Hurst Technology Fund, incurred $43,806, $27,616, $50,045 and $10,000 in administration fees, respectively.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the period ended March 31, 2000, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth fund, Duncan-Hurst Technology Fund paid fees of $13,566, $2,007, $4,696 and $2,540, respectively, to the Adviser.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases, and the proceeds from the sales of securities, other than short-term investments, for the period ended March 31, 2000 are as follows:

                                                 Purchases           Sales
                                                 ---------           -----
Duncan-Hurst Aggressive Growth Fund             $58,440,699       $32,674,905
Duncan-Hurst Large Cap Growth-20 Fund             3,450,934         2,025,227
Duncan-Hurst International Growth Fund           70,687,417        48,879,999
Duncan-Hurst Technology Fund                      9,181,333         2,621,037

NOTE 6 - TAX BASIS APPRECIATION

     At March 31, 2000, the basis of securities for federal tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation of securities were as follows:

                                               Gross             Gross               Net
                                            Unrealized        Unrealized         Unrealized
                                           Appreciation      Depreciation       Appreciation
                                           ------------      ------------       ------------
Duncan-Hurst Aggressive Growth Fund         $8,304,708       $(1,858,265)         $6,446,443
Duncan-Hurst Large Cap Growth-20 Fund          491,578           (46,485)            445,093
Duncan-Hurst International Growth Fund      11,614,908        (1,092,033)         10,522,875
Duncan-Hurst Technology Fund                   777,279          (276,053)            501,226

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Shareholders of
   Duncan-Hurst Aggressive Growth Fund
   Duncan-Hurst Large Cap Growth-20 Fund
   Duncan-Hurst International Growth Fund
   Duncan-Hurst Technology Fund

The Board of Trustees of
   Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth Fund and Duncan-Hurst Technology Fund, each a series of shares of Professionally Managed Portfolios, as of March 31, 2000, and the related statements of operations, changes in net assets and financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst International Growth Fund and Duncan-Hurst Technology Fund as of March 31, 2000, the results of their operations, changes in their net assets and the financial highlights for the periods then ended in conformity with generally accepted accounting principles.

                                        TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 5, 2000

                      DUNCAN-HURST CAPITAL MANAGEMENT INC.

                             AGGRESSIVE GROWTH FUND
                            LARGE CAP GROWTH-20 FUND
                           INTERNATIONAL GROWTH FUND
                                TECHNOLOGY FUND

                   c/o National Financial Data Services, Inc.
                               330 W. 9th Street
                             Kansas City, MO 64105
                                       or
                                P.O. Box 219284
                           Kansas City, MO 64121-9284


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


                         First Fund Distributors, Inc.
                               Phoenix, AZ 85018



                      For more information: 1.800.558.9105